Intangible Assets - Schedule of Cash Generating Unit (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Carrying amount	£ 47,956	£ 43,194
Europe
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Carrying amount	£ 5,670	£ 5,362
Pre-tax discount rates	7.50%	6.10%
Canada
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Carrying amount	£ 2,460	£ 2,345
Pre-tax discount rates	19.40%	19.30%
Australia
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Carrying amount	£ 755	£ 719
Pre-tax discount rates	8.20%	6.80%
South Africa
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Carrying amount	£ 541	£ 512
Pre-tax discount rates	10.40%	14.60%
Singapore
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Carrying amount	£ 398	£ 352
Pre-tax discount rates	7.90%	8.20%
Malaysia
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Carrying amount	£ 240	£ 226
Pre-tax discount rates	11.40%	11.20%
Peru
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Carrying amount	£ 103	£ 91
Pre-tax discount rates	7.50%	10.70%
Other
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Carrying amount	£ 344	£ 333
Pre-tax discount rates	8.00%	6.80%
Reynolds American Inc.
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	8.80%	8.40%
Global Travel Retail
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Carrying amount	£ 264	£ 233
Pre-tax discount rates	7.60%	7.70%